SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Restatement (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Mar. 08, 2021	Oct. 06, 2020
Statement of Changes in Shareholders' Equity (Deficit)
Total Assets		$ 278,982,982	$ 278,992,888	$ 280,004,055	$ 562,663	$ 278,992,888	$ 278,982,982	$ 257,005,000
Over-allotment option liability				559,839				1,056,000
Current Liabilities		3,169,760			557,663		3,169,760	1,967,798
Total Liabilities		31,189,511	30,332,290	26,494,910	557,663	30,332,290	31,189,511	23,549,965
Class A common Stock		243,002,870	243,002,870	243,002,870		243,002,870	243,002,870	220,000,000
Shareholders' equity (deficit):
Additional paid-in capital		12,263,980	12,263,980	12,263,955	24,280	12,263,980	12,263,980	13,766,943
Accumulated deficit		(7,474,424)	(6,607,297)	(1,758,750)	(20,000)	(6,607,297)	(7,474,424)
Total shareholders' equity (deficit):		4,790,601	5,657,728	10,506,275	5,000	5,657,728	4,790,601	13,455,035	$ 0
Class A ordinary share subject to possible redemption				243,002,870		243,002,870	228,002,870
Statement of Operations [Abstract]
Change in fair value of over-allotment option liability			559,839	496,161		1,056,000	1,056,000
Net Income		$ (867,127)	$ (4,848,547)	$ (1,738,750)	$ (20,000)	$ (6,587,297)	$ (7,454,424)
Weighted average shares outstanding, basic and diluted	[1]				6,375,000
Basic and diluted net loss per share					$ 0.00
Class A Common Stock Subject to Redemption
Statement of Operations [Abstract]
Weighted average shares outstanding, basic and diluted		24,300,287	24,300,287	24,300,287		24,300,287	24,300,287
Basic and diluted net loss per share		$ (0.02)	$ (0.15)	$ (0.06)		$ (0.20)	$ (0.22)
Non-Redeemable Class A and Class B Common Stock
Statement of Operations [Abstract]
Weighted average shares outstanding, basic and diluted		10,450,072	7,544,201	7,218,327		8,729,045	9,332,906
Basic and diluted net loss per share		$ (0.02)	$ (0.15)	$ (0.06)		$ (0.20)	$ (0.22)
As Reported
Statement of Changes in Shareholders' Equity (Deficit)
Total Assets		$ 278,982,982	$ 278,992,888	$ 280,004,055		$ 278,992,888	$ 278,982,982	257,005,000
Current Liabilities								911,798
Total Liabilities		31,189,511	30,332,290	25,935,071		30,332,290	31,189,511	8,611,798
Class A common Stock			228,085,957	228,085,957		228,085,957		206,117,833
Shareholders' equity (deficit):
Additional paid-in capital		13,319,980	28,236,893	28,236,868		28,236,893	13,319,980	28,705,110
Accumulated deficit		(8,530,424)	(7,663,297)	(2,254,911)		(7,663,297)	(8,530,424)
Total shareholders' equity (deficit):		4,790,601	20,574,641	25,983,027	$ 5,000	20,574,641	4,790,601	28,393,202
Class A ordinary share subject to possible redemption				228,085,957		228,085,957
Statement of Operations [Abstract]
Net Income			$ (5,408,386)	$ (2,234,911)		$ (7,643,297)	$ (8,510,424)
As Reported | Class A Common Stock Subject to Redemption
Statement of Operations [Abstract]
Weighted average shares outstanding, basic and diluted			24,300,287	24,300,287		24,300,287	24,300,287
Basic and diluted net loss per share			$ (0.17)	$ (0.07)		$ (0.23)	$ (0.25)
As Reported | Non-Redeemable Class A and Class B Common Stock
Statement of Operations [Abstract]
Weighted average shares outstanding, basic and diluted			7,544,201	7,218,327		8,729,045	9,332,906
Basic and diluted net loss per share			$ (0.17)	$ (0.07)		$ (0.23)	$ (0.25)
Adjustments
Statement of Changes in Shareholders' Equity (Deficit)
Over-allotment option liability				$ 559,839				1,056,000
Current Liabilities								1,056,000
Total Liabilities				559,839				14,938,167
Class A common Stock			$ 14,916,913	14,916,913		$ 14,916,913		13,882,167
Shareholders' equity (deficit):
Additional paid-in capital		(1,056,000)	(15,972,913)	(15,972,913)		(15,972,913)	$ (1,056,000)	(14,938,167)
Accumulated deficit		$ 1,056,000	1,056,000	496,161		1,056,000	1,056,000
Total shareholders' equity (deficit):			(14,916,913)	(15,476,752)		(14,916,913)		$ (14,938,167)
Class A ordinary share subject to possible redemption				14,916,913		14,916,913
Statement of Operations [Abstract]
Change in fair value of over-allotment option liability			559,839	496,161		1,056,000	1,056,000
Net Income			$ 559,839	$ 496,161		$ 1,056,000	$ 1,056,000
Adjustments | Class A Common Stock Subject to Redemption
Statement of Operations [Abstract]
Basic and diluted net loss per share			$ 0.02	$ 0.01		$ 0.03	$ 0.03
Adjustments | Non-Redeemable Class A and Class B Common Stock
Statement of Operations [Abstract]
Basic and diluted net loss per share			$ 0.02	$ 0.01		$ 0.03	$ 0.03

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).